Investment Property, Net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Property, Net
13.	Investment Property, Net
(a) Investment property as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021				2022
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	349,026	(16,718)	332,308	325,241	(16,718)	308,523
Buildings		803,156	(218,607)	584,549	825,183	(231,678)	593,505
Structures		3,213	(2,460)	753	3,569	(2,213)	1,356
Right of use assets		196,344	(27,877)	168,467	206,166	(35,519)	170,647

	￦	1,351,739	(265,662)	1,086,077	1,360,159	(286,128)	1,074,031

As of December 31, 2022, the fair value of investment property is
￦
3,255,898 million.

(b)	Changes in the carrying amount of investment property for the years ended December 31, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Others(*1)	Ending
Land	￦	279,397	83,497	(1,092)	—	(29,494)	332,308
Buildings		559,584	11,378	(2,264)	(21,362)	37,213	584,549
Structures		1,199	—	—	(598)	152	753
Right of use assets		154,601	—	—	(4,364)	18,230	168,467

	￦	994,781	94,875	(3,356)	(26,324)	26,101	1,086,077

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.

2)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Others(*1)	Ending
Land	￦	332,308	—	(2,921)	—	(20,864)	308,523
Buildings		584,549	1,661	(34)	(28,336)	35,665	593,505
Structures		753	—	—	(797)	1,400	1,356
Right of use assets		168,467	—	(21,151)	(6,888)	30,219	170,647

	￦	1,086,077	1,661	(24,106)	(36,021)	46,420	1,074,031

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.